DEPOSITS AND OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2022
DEPOSITS AND OBLIGATIONS [Abstract]
Schedule of detailed information of deposits and obligations
a)	This item consists of the following:

	2022	2021
	S/(000)	S/(000)

Saving deposits	54,769,045	56,945,262
Demand deposits	48,467,248	58,629,661
Time deposits (c)	37,478,269	27,923,803
Severance indemnity deposits	3,824,629	4,017,065
Bank’s negotiable certificates	1,418,740	1,327,690
Total	145,957,931	148,843,481
Interest payable	1,062,856	753,064
Total	147,020,787	149,596,545

Schedule of detailed information of non-interest bearing and interest-bearing deposits and obligations
b)	The amounts of non-interest-bearing and interest-bearing deposits and obligations are presented below:

	2022	2021
	S/(000)	S/(000)

Non-interest-bearing -
In Peru	39,370,497	45,909,164
In other countries	3,975,654	5,942,042
	43,346,151	51,851,206

Interest-bearing -
In Peru	92,276,991	86,987,254
In other countries	10,334,789	10,005,021
	102,611,780	96,992,275
Total	145,957,931	148,843,481

Schedule of detailed information of balances of time deposits by maturity
c)	The balance of time deposits classified by maturity is as follows:

	2022	2021
	S/(000)	S/(000)

Up to 3 months	17,201,364	14,052,666
From 3 months to 1 year	12,688,483	8,141,349
From 1 to 3 years	4,144,424	2,391,139
From 3 to 5 years	502,291	402,042
More than 5 years	2,941,707	2,936,607
Total	37,478,269	27,923,803